Net Operating Revenue - Schedule of Revenues Earned are Stated on a Net Basis (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross operating revenue
Goods	R$ 80,295	R$ 72,535	R$ 59,510
Services rendered and others	275	250	174
Total	80,570	72,785	59,684
(-) Revenue deductions
Returns and sales cancellation	(182)	(147)	(109)
Taxes	(6,569)	(6,135)	(5,055)
Total	(6,751)	(6,282)	(5,164)
Net operating revenue	R$ 73,819	R$ 66,503	R$ 54,520